Condensed Consolidated Statement Of Operations - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
General and administrative expenses	$ 18,958	$ 915,912	$ 257,879	$ 3,538,028	$ 580,133	$ 830,773
Loss from operations	(18,958)	(915,912)	(257,879)	(3,538,028)	(580,133)	(830,773)
Other income:
Interest income earned on Trust Account	0	3,239,348	3,820,235	9,417,973	6,081,124	9,622,647
Total other income, net	0	3,239,348	3,820,235	9,417,973	6,081,124	9,622,647
Net income (loss)	$ (18,958)	$ 2,323,436	$ 3,562,356	$ 5,879,945	$ 5,500,991	$ 8,791,874
Class A redeemable ordinary shares [Member]
Other income:
Basic weighted average shares outstanding	0	28,750,000	28,750,000	28,750,000	15,480,769	18,825,342
Basic net income per share	$ 0	$ 0.06	$ 0.1	$ 0.16	$ 0.24	$ 0.34
Diluted weighted average shares outstanding	0	28,750,000	28,750,000	28,750,000	15,480,769	18,825,342
Diluted net income per share	$ 0	$ 0.06	$ 0.1	$ 0.16	$ 0.24	$ 0.33
Class A and B non-redeemable ordinary shares [Member]
Other income:
Basic weighted average shares outstanding	6,250,000	7,912,500	7,912,500	7,912,500	7,145,192	7,338,596
Basic net income per share	$ 0	$ 0.06	$ 0.1	$ 0.16	$ 0.24	$ 0.34
Diluted weighted average shares outstanding	0	7,912,500	7,912,500	7,912,500	7,265,385	7,428,493
Diluted net income per share	$ 0	$ 0.06	$ 0.1	$ 0.16	$ 0.24	$ 0.33